Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 593,101	$ 772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	337,077	359,237
Reserve for doubtful accounts	195	169
Inventories	683,593	547,538
Prepaid expenses	79,971	73,213
Other current assets	159,591	169,728
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	2,324,591	2,305,171
Intangible Assets, Net (Excluding Goodwill)	85,275	84,945
Other Assets, Noncurrent	61,366	64,997
Current liabilities:
Accounts Payable, Current	562,430	553,957
Accrued liabilities	218,752	248,395
Long-term liabilities:
Long-term debt, less current portion	1,652,592	1,644,894
Other long-term liabilities	$ 69,023	$ 68,595
Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	102,828,650	102,773,705
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	11,551,973	9,089,623
Western Refining Logistics, LP [Member]
Current assets:
Cash and cash equivalents	$ 28,653	$ 44,605
Accounts receivable, trade, net of a reserve for doubtful accounts	60,946	55,053
Inventories	12,476	15,200
Prepaid expenses	5,380	4,133
Other current assets	5,510	5,562
Assets, Noncurrent [Abstract]
Property, plant and equipment, net	324,342	321,251
Intangible Assets, Net (Excluding Goodwill)	7,566	7,757
Other Assets, Noncurrent	3,348	3,376
Current liabilities:
Accounts Payable, Current	14,663	9,489
Accrued liabilities	25,858	30,378
Long-term liabilities:
Long-term debt, less current portion	422,810	437,467
Other long-term liabilities	$ 9	$ 9